Offerings - Offering: 1	Feb. 26, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Ameren Corporation's 5.00% Senior Notes due 2036
Amount Registered | shares	400,000,000
Maximum Aggregate Offering Price	$ 399,208,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 55,130.62
Offering Note	These "Calculation of Filing Fee Tables" shall be deemed to update the "Calculation of Filing Fee Tables" exhibit in Ameren Corporation's Registration Statement on Form S-3 (File No. 333-274977), which was filed on October 13, 2023.